Related Parties	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Related Parties

(1)	Related parties of the Company as of December 31, 2021 are as follows, continued:

Type	Related party

Joint ventures (96 joint ventures)
Daegu Green Power Co., Ltd., KEPCO SPC Power Corporation, KAPES, Inc., Honam Wind Power Co., Ltd., Korea Power Engineering Service Co., Ltd., Seokmun Energy Co., Ltd., Incheon New Power Co., Ltd., Chun-cheon Energy Co., Ltd., Yeonggwangbaeksu Wind Power Co., Ltd., KW Nuclear Components Co., Ltd., KEPCO-Uhde Inc., Busan Shinho Solar Power Co., Ltd., Global Trade Of Power System Co., Ltd., Expressway Solar-light Power Generation Co., Ltd., Gansu Datang Yumen Wind Power Co., Ltd., Datang Chifeng Renewable Power Co., Ltd., Rabigh Electricity Company, Rabigh Operation & Maintenance Company Limited, Datang KEPCO Chaoyang Renewable Power Co., Ltd., Shuweihat Asia Power Investment B.V., Shuweihat Asia Operation & Maintenance Company, Waterbury Lake Uranium L.P., ASM-BG Investicii AD, RES Technology AD, Jamaica Public Service Company Limited, KV Holdings, Inc., Amman Asia Electric Power Company, Kelar S.A., PT. Tanjung Power Indonesia, Nghi Son 2 Power LLC, Daehan Wind Power PSC, Momentum, Barakah One Company, Nawah Energy Company, Yeonggwang Wind Power Co., Ltd., Chester Solar IV SpA, Chester Solar V SpA, Diego de Almagro Solar SpA, South Jamaica Power Company Limited, Daesan Green Energy Co., Ltd., RE Holiday Holdings LLC, RE Pioneer Holdings LLC, RE Barren Ridge 1 Holdings LLC, RE Astoria 2 LandCo LLC, RE Barren Ridge LandCo LLC, Laurel SpA, KIAMCO KOWEPO Bannerton Hold Co Pty Ltd, Chile Solar JV SpA, Cheong-Song Noraesan Wind Power Co., Ltd., Chester Solar I SpA, Solar Philippines Calatagan Corporation, Saemangeum Solar Power Co., Ltd., Chungsongmeon BongSan wind power Co., Ltd., Jaeun Resident Wind Power Plant Co., Ltd., DE Energia SpA, Dangjin Eco Power Co., Ltd., Haemodum Solar Co., Ltd., Yangyang Wind Power Co., Ltd., Horus Solar, S.A. De C.V., Recursos Solares PV De Mexico II, S.A. De C.V., S.A. De C.V., Sunmex Renovables, S.A. De C.V., Stavro Holding II AB, Solaseado Solar Power Co., Ltd., Yeongam Solar Power Co., Ltd., Samsu Wind Power Co., Ltd., Pulau Indah Power Plant Sdn. Bhd., Sam-Yang Photovoltaic Power Co., Ltd., NH-Amundi Global Infrastructure Investment Private Investment Trust 21, Shin-han BNPP Private Investment Trust for East-West Sunlight Dream, PT Barito Wahana Tenaga, Cheongna Energy Co., Ltd., Dayone Energy Co., Ltd., OneEnergy Asia Limited, KAS Investment I LLC, KAS Investment II LLC, Energyco Co., Ltd. (formerly, Energyco LLC), CAES, LLC, Hapcheon Floating Photovoltaic Power Plant Inc., Busan Industrial Solar Power Co., Ltd., Bitsolar Energy Co., Ltd., Naepo Green Energy Co., Ltd., Pulau Indah O&M Sdn. Bhd., Guadalupe Solar SpA, Omisan Wind Power Co., Ltd., Foresight Iberian Solar Group Holding, S.L., Yeongwol Eco Wind Co., Ltd., Gurae Resident Power Co., Ltd., Cheongju Eco Park Co., Ltd., Prime Swedish Holding AB, Enel X Midland Photovoltaic, LLC, Geumsungsan Wind Power Co., Ltd., KEPCO KPS Carabao Corp., Goheung New Energy Co., Ltd., Gunsan Land Solar Co., Ltd., CapMan Lynx SCA, SICAR, International Offshore Power Transmission Holding Company Limited

Other	Korea Development Bank

(2)	Transactions between the Company and its subsidiaries are eliminated during the consolidation and are not disclosed in notes.

(3)	Related party transactions for the years ended December 31, 2019, 2020 and 2021 are as follows:
<Sales and Others>

			Sales and others
Company name	Transaction type		2019	2020	2021
			In millions of won
<Associates>
Dongducheon Dream Power Co., Ltd.	Electricity sales	￦	7,071	7,757	19,923
Korea Gas Corporation	Electricity sales		116,484	97,685	96,362
Daejung Offshore Wind Power Co., Ltd.	Electricity sales		1	32	46
Daegu Photovoltaic Co., Ltd.	Electricity sales		327	325	207
Haeng Bok Do Si Photovoltaic Power Co., Ltd.	Electricity sales		2	2	2
Korea Electric Power Industrial Development Co., Ltd.	Service		11,085	10,833	11,208
Goseong Green Power Co., Ltd.	Electricity sales		19,245	47,701	514,470
Gangneung Eco Power Co., Ltd.	Service		7,446	10,178	14,200
Shin Pyeongtaek Power Co., Ltd.	Electricity sales		21,218	20,791	23,501
Noeul Green Energy Co., Ltd.	Electricity sales		30	30	30
Samcheok Eco Materials Co., Ltd.	Electricity sales		627	700	620
YTN Co., Ltd.	Electricity sales		2,257	1,805	1,922
Busan Green Energy Co., Ltd.	Electricity sales		18	34	49
Gunsan Bio Energy Co., Ltd.	Electricity sales		4,755	102	20
Korea Electric Vehicle Charging Service	Electricity sales		1,029	1,956	3,059
Energy Infra Asset Management Co., Ltd.	Electricity sales		—	—	4,629
Gangwon Wind Power Co., Ltd.	Electricity sales		2,433	2,109	1,865
Gwangyang Green Energy Co., Ltd.	Electricity sales		122	23	486
Bigeum Resident Photovoltaic Power Co., Ltd.	Electricity sales		—	85	755
Hyundai Green Power Co., Ltd.	Electricity sales and design service		13,106	17,257	11,934
Korea Power Exchange	Service		7,670	25,919	39,796
Taebaek Wind Power Co., Ltd.	Service		991	226	44
Taebaek Guinemi Wind Power Co., Ltd.	Electricity sales		77	37	26
Pyeongchang Wind Power Co., Ltd.	Electricity sales		1,189	2,064	1,180
Daeryun Power Co., Ltd.	Electricity sales		1,879	1,947	1,944
Changjuk Wind Power Co., Ltd.	Electricity sales		927	2,067	463
GS Donghae Electric Power Co., Ltd.	Electricity sales		15,792	31,557	21,127
KNH Solar Co., Ltd.	Electricity sales		17	16	14
S-Power Co., Ltd.	Service		6,535	6,682	5,229
PND Solar Co., Ltd.	Electricity sales		407	409	416
Hyundai Eco Energy Co., Ltd.	Electricity sales		117	167	187
YeongGwang Yaksu Wind Electric Co., Ltd.	Electricity sales		81	77	78
Taebaek Gadeoksan Wind Power Co., Ltd.(*2)	Electricity sales		—	—	295
Korea Energy Solutions Co., Ltd.	Electricity sales		52	7	2
ITR Co., Ltd.	Service		—	—	3
Structure test network Co., Ltd.	Service		—	—	5
Green Energy Electricity Generation Co., Ltd.	Electricity sales		—	14	—
Namjeongsusang Solar Power Operation Co., Ltd.	Electricity sales		—	14	22
Hanwha Corporation-linked Sunlight Power Special Private Equity Investment Trust No. 1	Service		—	291	399
Bitgoel Eco Energy Co., Ltd.	Electricity sales		—	—	282
Muan Solar Park Co., Ltd.	Electricity sales		—	57	232
Anjwa Smart Farm & Solar City Co., Ltd.	Electricity sales		—	—	624
Daewon Green Energy Co., Ltd.	Electricity sales		—	—	155
Saemangeum Heemang Photovoltaic Co., Ltd.	Electricity sales		—	—	13
UD4M Co., Ltd.	Electricity sales		—	—	4
Dongbu Highway Solar Co., Ltd.	Electricity sales		—	—	5
Seobu Highway Solar Co., Ltd.	Electricity sales		—	—	8
SureDataLab Co., Ltd.	Electricity sales		—	—	1
Suwon New Power Co., Ltd.	Electricity sales		5,606	2,974	1,820
Hankook Electric Power Information Co., Ltd.	Electricity sales		—	—	1
Kosture Co., Ltd.	Electricity sales		—	—	1
Muan Sunshine Solar Power Plant Co., Ltd.	Electricity sales		—	30	52
9 Associates (Overseas)	Electricity sales and others		98,450	66,755	125,723

			Sales and others
Company name	Transaction type		2019	2020	2021
			In millions of won
<Joint ventures>
Naepo Green Energy Co., Ltd.	Electricity sales	￦	154	217	467
Cheongna Energy Co., Ltd.	Service		9,922	13,791	16,469
Dayone Energy Co., Ltd.(formerly, Hyundai Energy Co., Ltd.)	Service		3,437	4,816	8,159
Daegu Green Power Co., Ltd.	Electricity sales		1,151	1,285	1,053
KAPES, Inc.	Commission		504	476	413
Honam Wind Power Co., Ltd.	Electricity sales		657	502	71
Jeongam Wind Power Co., Ltd. (*1)	Electricity sales and Service		1,198	1,213	588
Korea Power Engineering Service Co., Ltd.	Service		348	203	339
Seokmun Energy Co., Ltd.	Service		1,495	1,932	1,701
Incheon New Power Co., Ltd.	Construction revenue		354	14	14
Chun-cheon Energy Co., Ltd.	Electricity sales		2,397	2,657	2,329
Yeonggwangbaeksu Wind Power Co., Ltd.	Electricity sales		1,744	1,788	1,836
Yeonggwang Wind Power Co., Ltd.	Electricity sales		705	793	818
Sam-Yang Photovoltaic Power Co., Ltd.	Electricity sales		—	33	1,920
NH-Amundi Global Infrastructure Investment Private Investment Trust 21	Service		—	1,388	1,727
KW Nuclear Components Co., Ltd.	Service		721	1,639	2,598
KEPCO-Uhde Inc.	Electricity sales		15	8	10
Busan Shinho Solar Power Co., Ltd.	Electricity sales		452	353	376
Daesan Green Energy Co., Ltd.	Electricity sales		39	703	523
Taebaek Gadeoksan Wind Power Co., Ltd. (*2)	Electricity sales		—	3	2
Cheong-Song Noraesan Wind Power Co., Ltd.	Electricity sales		6	29	30
Chungsongmeon BongSan wind power Co., Ltd.	Electricity sales		—	—	1
Saemangeum Solar Power Co., Ltd.	Service		2,230	2,846	1,141
Jaeun Resident Wind Power Plant Co., Ltd.	Electricity sales		105	—	—
Dangjin Eco Power co., Ltd.	Electricity sales		4	33	32
Energyco Co., Ltd. (formerly, Energyco LLC)	Electricity sales		—	—	1
Busan Industrial Solar Power Co., Ltd.	Electricity sales		—	—	9
Bitsolar Energy Co., Ltd.	Electricity sales		—	42	296
Omisan Wind Power Co., Ltd.	Electricity sales		—	—	1
Haemodum Solar Co., Ltd.	Electricity sales		—	4	6
Yeongam Solar Power Co., Ltd.	Electricity sales		—	165	339
Solaseado Solar Power Co., Ltd.	Electricity sales		—	66	2,890
35 Joint ventures (Overseas)	Electricity sales and others		1,275,279	831,596	773,289

<Others>
Korea Development Bank	Electricity sales		3,948	4,248	4,177
	Interest income		2,091	3,461	756

(3)	Related party transactions for the years ended December 31, 2019, 2020 and 2021 are as follows, continued:

<Purchase and Others>

			Purchase and others
Company name	Transaction type		2019	2020	2021
			In millions of won
<Associates>
Dongducheon Dream Power Co., Ltd.	Electricity purchase	￦	689,510	552,692	750,148
Korea Gas Corporation	Purchase of power generation fuel		4,049,486	3,270,972	5,646,713
Daegu Photovoltaic Co., Ltd.	REC purchase		3,626	3,313	3,532
Haeng Bok Do Si Photovoltaic Power Co., Ltd.	REC purchase		450	370	393
Korea Electric Power Industrial Development Co., Ltd.	Electricity metering service fee		245,057	212,366	241,925
Goseong Green Power Co., Ltd.	Electricity purchase		32	—	987,540
Shin Pyeongtaek Power Co., Ltd.	Electricity purchase		119,162	520,737	653,306
Noeul Green Energy Co., Ltd.	REC purchase		22,767	10,634	10,014
Samcheok Eco Materials Co., Ltd.	Electricity purchase		9,425	10,713	13,612
YTN Co., Ltd.	Service		333	353	388
Busan Green Energy Co., Ltd.	Electricity purchase		13,811	18,678	18,996
Gunsan Bio Energy Co., Ltd.	Electricity purchase		3,022	24	—
Korea Electric Vehicle Charging Service	Service		536	581	393
Energy Infra Asset Management Co., Ltd.	Service		—	—	2,657
Yaksu ESS Co., Ltd.	Service		1,191	217	1,715
Gangwon Wind Power Co., Ltd.	Electricity purchase		24,116	23,350	19,623
Goesan Solar park Co., Ltd.	Electricity purchase		—	—	6,209
Hyundai Green Power Co., Ltd.	Electricity purchase		507,662	349,778	—
Korea Power Exchange	Trading fees		120,509	87,361	86,716
Taebaek Wind Power Co., Ltd.	Electricity purchase		7,070	4,003	5,930
Taebaek Guinemi Wind Power Co., Ltd.	Electricity purchase		349	5,023	5,910
Pyeongchang Wind Power Co., Ltd.	Electricity purchase		5,188	3,969	4,099
Daeryun Power Co., Ltd.	Electricity purchase		144,862	99,523	157,234
Changjuk Wind Power Co., Ltd.	Electricity purchase		6,994	6,084	6,213
GS Donghae Electric Power Co., Ltd.	Electricity purchase		681,379	660,351	760,377
KNH Solar Co., Ltd.	Electricity purchase		3,377	3,564	3,222
S-Power Co., Ltd.	Electricity purchase		522,469	293,515	608,530
PND Solar Co., Ltd.	Electricity purchase		557	5,234	5,502
Hyundai Eco Energy Co., Ltd.	Electricity purchase		6,810	17,777	25,762
YeongGwang Yaksu Wind Electric Co., Ltd.	Electricity purchase		6,511	9,151	11,729
Taebaek Gadeoksan Wind Power Co., Ltd. (*2)	Electricity purchase		—	—	16,360
Green Energy Electricity Generation Co., Ltd.	Electricity purchase		—	—	1,238
Namjeongsusang Solar Power Operation Co., Ltd.	Electricity purchase		—	—	14,286
Jeju Gimnyeong Wind Power Co., Ltd.	Electricity purchase		—	—	12,833
Seoroseoro Sunny Power Plant Co., Ltd.	Electricity purchase		—	—	217
Muan Solar Park Co., Ltd.	Electricity purchase		—	—	31,017
YuDang Solar Co., Ltd.	Electricity purchase		—	—	3,495
Anjwa Smart Farm & Solar City Co., Ltd.	Electricity purchase		—	—	24,601
Dongbu Highway Solar Co., Ltd.	Electricity purchase		—	—	2,605
Seobu Highway Solar Co., Ltd.	Electricity purchase		—	—	2,936
Korea Energy Solution Co., Ltd.	Electricity purchase		15	—	—
Gwangbaek Solar Power Investment Co., Ltd.	Electricity purchase		—	373	742
Muan Sunshine Solar Power Plant Co., Ltd.	Electricity purchase		—	—	15,900
1 Associates (Overseas)	Electricity purchase		—	—	502

<Purchase and Others>

			Purchase and others
Company name	Transaction type		2019	2020	2021
			In millions of won

<Joint ventures>
Cheongna Energy Co., Ltd.	Electricity purchase	￦	58,747	66	57
Dayone Energy Co., Ltd. (formerly, Hyundai Energy Co., Ltd.)	Electricity purchase		2,847	1,120	5,409
Daegu Green Power Co., Ltd.	Electricity purchase		296,464	215,224	289,052
KAPES, Inc.	Service		142,511	219,673	64,140
Honam Wind Power Co., Ltd.	Electricity purchase		5,306	4,382	4,807
Jeongam Wind Power Co., Ltd. (*1)	Electricity purchase		—	5,982	3,145
Korea Power Engineering Service Co., Ltd.	Service		1,774	1,594	1,315
Seokmun Energy Co., Ltd.	Electricity purchase		26,370	33,164	44,315
Chun-cheon Energy Co., Ltd.	Electricity purchase		313,471	222,069	327,536
Yeonggwangbaeksu Wind Power Co., Ltd.	Electricity purchase		11,739	11,232	9,471
Yeonggwang Wind Power Co., Ltd.	Electricity purchase		11,940	24,103	21,004
Sam-Yang Photovoltaic Power Co., Ltd.	Electricity purchase		—	3,848	5,852
KW Nuclear Components Co., Ltd.	Service		—	—	96
Busan Shinho Solar Power Co., Ltd.	REC purchase		7,843	7,296	7,895
Global Trade Of Power System Co., Ltd.	Service		502	337	323
Expressway Solar-light Power Generation Co., Ltd.	REC purchase		3,067	2,472	3,146
Daesan Green Energy Co., Ltd.	Electricity purchase		—	104,854	146,776
Taebaek Gadeoksan Wind Power Co., Ltd. (*2)	Electricity purchase		—	—	5,080
Saemangeum Solar Power Co., Ltd.	Electricity purchase		—	—	5
Dangjin Eco Power Co., Ltd.	Electricity purchase		—	3,953	4,139
Busan Industrial Solar Power Co., Ltd.	Electricity purchase		—	19	2,815
Bitsolar Energy Co., Ltd.	Electricity purchase		—	—	5,703
Omisan Wind Power Co., Ltd.	Electricity purchase		—	—	7
Haemodum Solar Co., Ltd.	Electricity purchase		—	967	1,625
Yeongam Solar Power Co., Ltd.	Electricity purchase		—	32,208	47,805
Samsu Wind Power Co., Ltd.	Electricity purchase		—	—	2,800
Solaseado Solar Power Co., Ltd.	Electricity purchase		—	28,516	31,031
5 Joint ventures (Overseas)	Electricity purchase and others		7,232	14,767	49,055

<Others>
Korea Development Bank	Interest expense		4,063	3,872	2,756
	Dividends paid		20	17	256,862

(*1)	Reclassified from a joint venture to a subsidiary during the year ended December 31, 2021. Transactions are made before the reclassification.

(*2)	Reclassified from a joint venture to an associate during the year ended December 31, 2021.

(4)	Receivables and payables arising from related party transactions as of December 31, 2020 and 2021 are as follows:

			Receivables		Payables
Company name	Type		2020	2021	2020	2021

			In millions of won
<Associates>
Dongducheon Dream Power Co., Ltd.	Trade receivables	￦	388	6,282	—	—
	Non-trade receivables and others		213	493	—	—
	Trade payables		—	—	65,794	114,613
Korea Gas Corporation	Trade receivables		9,969	10,015	—	—
	Non-trade receivables and others		95	187	—	—
	Trade payables		—	—	428,763	800,509
	Non-trade payables and others		—	—	617	759
Daejung Offshore Wind Power Co., Ltd.	Non-trade receivables and others		31	77	—	—
Daegu Photovoltaic Co., Ltd.	Trade payables		—	—	57	115
Korea Electric Power Industrial Development Co., Ltd.	Trade receivables		508	269	—	—
	Non-trade receivables and others		16	15	—	—
	Trade payables		—	—	133	873
	Non-trade payables and others		—	—	3,779	5,880
Goseong Green Power Co., Ltd.	Trade receivables		2,181	495	—	—
	Non-trade receivables and others		9,214	76,855	—	—
	Trade payables		—	—	—	218,627
	Non-trade payables and others		—	—	64,986	59,987
Gangneung Eco Power Co., Ltd.	Trade receivables		661	826	—	—
	Non-trade receivables and others		146	465	—	—
	Non-trade payables and others		—	—	—	97
Shin Pyeongtaek Power Co., Ltd.	Trade receivables		1,348	1,788	—	—
	Non-trade receivables and others		2,823	3,116	—	—
	Trade payables		—	—	47,948	79,828
	Non-trade payables and others		—	—	85	99
Noeul Green Energy Co., Ltd.	Trade receivables		3	3	—	—
	Non-trade receivables and others		969	1,169	—	—
Samcheok Eco Materials Co., Ltd.	Trade receivables		47	52	—	—
YTN Co., Ltd.	Trade receivables		97	99	—	—
Busan Green Energy Co., Ltd.	Trade receivables		5	1	—	—
	Non-trade receivables and others		13,946	20,658	—	—
Gunsan Bio Energy Co., Ltd.	Non-trade receivables and others		—	11,728	—	—
Korea Electric Vehicle Charging Service	Trade receivables		141	193	—	—
	Non-trade receivables and others		281	120	—	—
Yaksu ESS Co., Ltd.	Trade payables		—	—	739	1,374
Gangwon Wind Power Co., Ltd.	Trade receivables		6	8	—	—
	Trade payables		—	—	2,678	4,293
Gwangyang Green Energy Co., Ltd.	Non-trade receivables and others		1,356	532	—	—
Bigeum Resident Photovoltaic Power Co., Ltd.	Trade receivables		—	922	—	—
Goesan Solar park Co., Ltd.	Trade payables		—	—	—	73
Hyundai Green Power Co., Ltd.	Trade receivables		554	229	—	—
	Trade payables		—	—	9,825	—
Korea Power Exchange	Trade receivables		1,608	627	—	—
	Non-trade receivables and others		24	1,300	—	—
	Trade payables		—	—	1,362	—
	Non-trade payables and others		—	—	70,456	2,189
Taebaek Wind Power Co., Ltd.	Non-trade receivables and others		1,405	—	—	—
	Trade payables		—	—	443	560
	Non-trade payables and others		—	—	—	262
Taebaek Guinemi Wind Power Co., Ltd.	Trade payables		—	—	413	670
	Non-trade payables and others		—	—	509	—
Pyeongchang Wind Power Co., Ltd.	Trade receivables		3	4	—	—
Daeryun Power Co., Ltd.	Trade receivables		189	213	—	—
	Trade payables		—	—	16,079	21,362
Changjuk Wind Power Co., Ltd.	Trade payables		—	—	461	724
	Non-trade payables and others		—	—	309	295
GS Donghae Electric Power Co., Ltd.	Trade receivables		386	383	—	—
	Non-trade receivables and others		321	272	—	—
	Trade payables		—	—	91,213	113,529
	Non-trade payables and others		—	—	36	17

			Receivables		Payables
Company name	Type		2020	2021	2020	2021

			In millions of won
<Associates>
KNH Solar Co., Ltd.	Trade receivables	￦	1	1	—	—
	Trade payables		—	—	14	—
	Non-trade payables and others		—	—	187	—
	Trade receivables		137	82	—	—
S-Power Co., Ltd.	Non-trade receivables and others		46	48	—	—
	Trade payables		—	—	23,415	91,277
PND Solar Co., Ltd.	Trade payables		—	—	58	—
Hyundai Eco Energy Co., Ltd.	Trade receivables		16	19	—	—
	Trade payables		—	—	—	732
YeongGwang Yaksu Wind Electric Co., Ltd.	Trade receivables		8	6	—	—
Taebaek Gadeoksan Wind Power Co., Ltd.(*2)	Non-trade receivables and others		—	119	—	—
	Trade payables		—	—	—	8,397
	Non-trade payables and others		—	—	—	1,571
Bitgoel Eco Energy Co., Ltd.	Non-trade receivables and others		—	27	—	—
Jeju Gimnyeong Wind Power Co., Ltd.	Trade payables		—	—	—	885
Muan Solar Park Co., Ltd.	Trade receivables		24	—	—	—
	Non-trade receivables and others		—	23	—	—
Daewon Green Energy Co., Ltd.	Non-trade receivables and others		—	94	—	—
Dongbu Highway Solar Co., Ltd.	Trade receivables		—	1	—	—
	Trade payables		—	—	—	98
	Non-trade payables and others		—	—	—	90
Seobu Highway Solar Co., Ltd.	Trade payables		—	—	—	177
	Non-trade payables and others		—	—	—	105
Go deok Clean Energy Co., Ltd.	Non-trade receivables and others		1	—	—	—
Suwon New Power Co., Ltd.	Trade receivables		2	—	—	—
	Non-trade receivables and others		712	1,198	—	—
Kosture Co., Ltd.	Trade receivables		—	1	—	—
Muan Sunshine Solar Power Plant Co., Ltd.	Trade payables		—	—	—	1,748
4 Associates (Overseas)	Non-trade receivables and others		3,248	3,196	—	—
	Non-trade payables and others		—	—	—	502

<Joint ventures>
Naepo Green Energy Co., Ltd.	Trade receivables		56	42	—	—
Dayone Energy Co., Ltd.	Trade receivables		57	52	—	—
	Non-trade receivables and others		11,749	13,297	—	—
	Trade payables		—	—	10	1,009
	Non-trade payables and others		—	—	9,119	11,306
Daegu Green Power Co., Ltd.	Trade receivables		44	71	—	—
	Non-trade receivables and others		55	55	—	—
	Trade payables		—	—	26,213	35,766
KAPES, Inc.	Trade receivables		2	2	—	—
	Non-trade receivables and others		5,172	—	—	—
	Non-trade payables and others		—	—	20,577	2,121
Honam Wind Power Co., Ltd.	Trade payables		—	—	216	575
	Non-trade payables and others		—	—	345	—
Jeongam Wind Power Co., Ltd.(*1)	Non-trade receivables and others		162	—	—	—
	Non-trade payables and others		—	—	692	—
Korea Power Engineering Service Co., Ltd.	Non-trade receivables and others		43	48	—	—
Seokmun Energy Co., Ltd.	Trade receivables		62	34	—	—
	Non-trade receivables and others		9,460	149	—	—
	Trade payables		—	—	4,898	7,941
	Non-trade payables and others		—	—	9,559	—
Chun-cheon Energy Co., Ltd.	Trade receivables		98	126	—	—
	Non-trade receivables and others		165	167	—	—
	Trade payables		—	—	27,428	41,410
Yeonggwangbaeksu Wind Power Co., Ltd.	Trade receivables		8	6	—	—
	Non-trade receivables and others		159	53	—	—
	Trade payables		—	—	405	1,099
	Non-trade payables and others		—	—	1,747	—

			Receivables		Payables
Company name	Type		2020	2021	2020	2021

			In millions of won
<Joint ventures>
Cheongna Energy Co., Ltd.	Trade receivables	￦	1,592	4,164	—	—
	Non-trade receivables and others		1,186	1,350	—	—
	Non-trade payables and others		—	—	—	1
Yeonggwang Wind Power Co., Ltd.	Trade receivables		12	10	—	—
	Non-trade receivables and others		54	59	—	—
	Trade payables		—	—	886	730
	Non-trade payables and others		—	—	3,038	—
Sam-Yang Photovoltaic Power Co., Ltd.	Trade receivables		5	5	—	—
	Non-trade payables and others		—	—	625	—
KW Nuclear Components Co., Ltd.	Trade receivables		4	—	—	—
KEPCO-Uhde Inc.	Non-trade payables and others		—	—	—	10
Busan Shinho Solar Power Co., Ltd.	Trade receivables		2	2	—	—
	Trade payables		—	—	135	281
	Non-trade payables and others		—	—	780	—
Global Trade Of Power System Co., Ltd.	Non-trade payables and others		—	—	—	7
Expressway Solar-light Power Generation Co., Ltd.	Trade payables		—	—	—	102
Daesan Green Energy Co., Ltd.	Trade receivables		11	11	—	—
	Non-trade receivables and others		216	120	—	—
	Trade payables		—	—	7,694	5,120
Taebaek Gadeoksan Wind Power Co., Ltd.(*2)	Non-trade receivables and others		5	—	—	—
	Trade payables		—	—	2,473	—
	Non-trade payables and others		—	—	5	—
Cheong-Song Noraesan Wind Power Co., Ltd.	Trade receivables		2	2	—	—
Saemangeum Solar Power Co., Ltd.	Non-trade receivables and others		3,141	4,268	—	—
Dangjin Eco Power Co., Ltd.	Trade receivables		3	3	—	—
	Trade payables		—	—	326	276
Busan Industrial Solar Power Co., Ltd.	Trade receivables		—	1	—	—
	Trade payables		—	—	1	54
	Non-trade payables and others		—	—	—	24
Bitsolar Energy Co., Ltd.	Non-trade receivables and others		—	7	—	—
	Non-trade payables and others		—	—	—	54
Haemodum Solar Co., Ltd.	Trade receivables		—	1	—	—
Yeongam Solar Power Co., Ltd.	Trade receivables		26	29	—	—
	Trade payables		—	—	14,652	3,324
Samsu Wind Power Co., Ltd.	Trade payables		—	—	—	1,300
18 Joint ventures (Overseas)	Trade receivables		58,839	84,150	—	—
	Non-trade receivables and others		17,217	26,060	—	—
	Non-trade payables and others		—	—	105,682	22,050

<Others>
Korea Development Bank	Accrued interest income		51	154	—	—
	Non-trade receivables and others		206,916	420,732	—	—
	Non-trade payables and others		—	—	123	21,172
	Derivatives		20,167	59,139	20,001	—

(*1)	Reclassified from a joint venture to a subsidiary during the year ended December 31, 2021. Transactions are made before the reclassification.

(*2)	Reclassified from a joint venture to an associate during the year ended December 31, 2021.

(5)	Loans and others arising from related party transactions as of December 31, 2020 and 2021 are as follows:

Type	Company name		Beginning balance	Loans	Collection	Others	Ending balance

			In millions of won

Associate	KNOC Nigerian East Oil Co., Ltd., KNOC Nigerian West Oil Co., Ltd.	￦	27,149	34	—	2,298	29,481
	(Allowance for doubtful accounts)		(5,246)	—	—	(2,995)	(8,241)
Associate	Xe-Pian Xe-Namnoy Power Co., Ltd.		19,692	—	—	1,764	21,456
Associate	PT Wampu Electric Power		12,358	—	(1,349)	1,991	13,000
Associate	Gunsan Bio Energy Co., Ltd.		12,396	—	—	—	12,396
	(Allowance for doubtful accounts)		(10,128)	(2,268)	—	—	(12,396)
Associate	Bigeum Resident Photovoltaic Power Co., Ltd.		3,500	7,712	—	—	11,212
Associate	Daejung Offshore Wind Power Co., Ltd.		1,000	—	—	—	1,000
Associate	Bitgoel Eco Energy Co., Ltd.		—	19,349	—	—	19,349
Joint venture	Solaseado Solar Power Co., Ltd.		64,000	10,000	(39,000)	—	35,000
Joint venture	Recursos Solares PV De Mexico II, S.A. D e C.V.		4,844	2,282	(1,450)	458	6,134
Joint venture	Horus Solar , S.A. D e C.V.		13,380	2,755	(843)	1,222	16,514
Joint venture	Sunmex Renovables, S.A. d e C.V.		1,842	11,377	—	352	13,571
Joint venture	Kelar S.A.		39,616	—	—	3,551	43,167
Joint venture	DE Energia SpA		6,232	—	—	559	6,791
Joint venture	Daehan Wind Power PSC		10,700	1,927	—	1,047	13,674
Joint venture	PT. Tanjung Power Indonesia		705	314	—	71	1,090
Joint venture	Bitsolar Energy Co., Ltd.		3,165	—	—	—	3,165
Joint venture	Pulau Indah Power Plant Sdn. Bhd.		—	10,006	—	(10,006)	—
Joint venture	Guadalupe Solar SpA		—	3,365	(6)	1	3,360
Joint venture	Foresight Iberian Solar Group Holding, S.L.		—	9,376	(424)	50,381	59,333
Joint venture	Capman Lynx SCA, SICAR		—	30,001	—	(231)	29,770

		￦	205,205	106,230	(43,072)	50,463	318,826

(6)	Borrowings arising from related party transactions as of December 31, 2020 and 2021 are as follows:

Related parties	Type		Beginning balance	Borrowings	Repayment	Others	Ending balance

			In millions of won
Korea Development Bank	Facility	￦	50,293	56,906	(10,863)	1,684	98,020
	Others		2,946	—	(437)	—	2,509
	Operating funds		144,300	140,000	(100,000)	—	184,300
	Syndicated Loans		15,923	—	(1,042)	(351)	14,530
	EBL and others		40,093	9,923	—	3,949	53,965

		￦	253,555	206,829	(112,342)	5,282	353,324

(7)	Guarantees provided to associates or joint ventures as of December 31, 2021 are as follows:

Primary guarantor	Principal obligor	Type of guarantees	Credit limit	Creditor
In millions of won and thousands of foreign currencies

Korea Electric Power Corporation	Shuweihat Asia Operation & Maintenance Company	Performance guarantees	USD 11,000	Shuweihat Asia Power Investment B.V.
Korea Electric Power Corporation	Rabigh Operation & Maintenance Company Limited	Performance guarantees and others	USD 1,387	Rabigh Electricity Company
Korea Electric Power Corporation	Nghi Son 2 Power LLC	Performance guarantees	USD 70,000	SMBC Ho Chi Minh and others
		Debt guarantees	USD 285,000	SMBC Singapore
Korea Electric Power Corporation	Barakah One Company	Debt guarantees	USD 1,223,355	Export-Import Bank of Korea and others
		Performance guarantees and others	USD 4,349,360
Korea Electric Power Corporation	RE Holiday Holdings LLC	Performance guarantees(*10)	USD 222,077	EFS Renewables Holdings, LLC, CA-CIB and others
Korea Electric Power Corporation	RE Pioneer Holdings LLC	Performance guarantees	USD 106,873	EFS Renewables Holdings, LLC
Korea Electric Power Corporation	RE Barren Ridge 1 Holdings LLC	Performance guarantees(*10)	USD 68,838	Firstar Development, LLC
Korea Electric Power Corporation	Shuweihat Asia Power Investment B.V.	Performance guarantees	USD 100,000	ING Bank
Korea Electric Power Corporation	Amman Asia Electric Power Company	Performance guarantees	USD 16,800	Shinhan Bank
Korea Electric Power Corporation	Horus Solar, S.A. De C.V.	Other performance guarantees	MXN 16,413	CENACE and others
Korea Electric Power Corporation	Recursos Solares PV De Mexico II, S.A. De C.V.	Other performance guarantees	MXN 1,518	SEMARNAT
Korea Electric Power Corporation	Sunmex Renovables, S.A. De C.V.	Other performance guarantees	USD 9,078	CENACE
Korea Electric Power Corporation			MXN 3,666	SEMARNAT
Korea Electric Power Corporation	Pulau Indah Power Plant Sdn. Bhd.	Collateralized money invested	KRW 22,099	Malaysian Trustee Berhad
Korea Western Power Co., Ltd.	Cheongna Energy Co., Ltd.	Collateralized money invested	KRW 11,198	Kookmin Bank and others
		Guarantees for supplemental funding (*1)	—
Korea Western Power Co., Ltd.	Xe-Pian Xe-Namnoy Power Co., Ltd.	Payment guarantees for business reserve	USD 2,500	Krung Thai Bank
		Collateralized money invested	KRW 92,441
		Impounding bonus guarantees	USD 5,000	SK E&C
Korea Western Power Co., Ltd.	Rabigh Operation & Maintenance Company Limited	Performance guarantees and others	SAR 11,200	National Bank of Kuwait
Korea Western Power Co., Ltd.	Daegu Photovoltaic Co., Ltd.	Collateralized money invested	KRW 2,342	Korea Development Bank
Korea Western Power Co., Ltd.	Dongducheon Dream Power Co., Ltd.	Collateralized money invested(*5)	KRW 39,524	Kookmin Bank and others
		Debt guarantees	KRW 20,300	BNK Securities
Korea Western Power Co., Ltd.	PT. Mutiara Jawa	Collateralized money invested	KRW 2,569	Woori Bank
Korea Western Power Co., Ltd.	Haeng Bok Do Si Photovoltaic Power Co., Ltd.	Collateralized money invested	KRW 223	Nonghyup Bank
Korea Western Power Co., Ltd.	Shin Pyeongtaek Power Co., Ltd.	Collateralized money invested	KRW 93,074	Kookmin Bank and others
		Guarantees for supplemental funding(*1)	—
Korea Western Power Co., Ltd.	Haemodum Solar Co., Ltd.	Collateralized money invested	KRW 3,081	Nonghyup Bank
Korea Western Power Co., Ltd.	Sam-Yang Photovoltaic Power Co., Ltd.	Collateralized money invested	KRW 4,993	Korea Development Bank and others
		Guarantees for supplemental funding(*1)	—
Korea Western Power Co., Ltd.	Muan Solar Park Co., Ltd.	Collateralized money invested	KRW 6,083	IBK and others
Korea Western Power Co., Ltd.	Anjwa Smart Farm & Solar City Co., Ltd.	Collateralized money invested	KRW 6,784	Hana Bank and others

Primary guarantor	Principal obligor	Type of guarantees	Credit limit	Creditor
In millions of won and thousands of foreign currencies

Korea Western Power Co., Ltd.	Seoroseoro Sunny Power Plant Co., Ltd.	Collateralized money invested	KRW 721	Hana Bank and others
		Guarantees for supplemental funding(*1)	—
Korea Western Power Co., Ltd.	YuDang Solar Co., Ltd.	Collateralized money invested	KRW 565	Hana Bank and others
		Guarantees for supplemental funding(*1)	—
Korea Western Power Co., Ltd.	Hapcheon Floating Photovoltaic Power Plant Inc.	Collateralized money invested	KRW 6,971	Nonghyup Bank and others
Korea Western Power Co., Ltd.	Yeongwol Eco Wind Co., Ltd.	Collateralized money invested	KRW 3,197	Hana Bank and others
		Guarantees for supplemental funding(*1)	—
Korea Western Power Co., Ltd.	Gurae Resident Power Co., Ltd.	Collateralized money invested Guarantees for supplemental funding(*1)	KRW 396 —	Hana Bank and others
Korea Western Power Co., Ltd	Gunsan Land Solar Co., Ltd.	Collateralized money invested	KRW 19,317	Hana Bank and others
		Guarantees for supplemental funding(*1)	—
Korea East-West Power Co., Ltd.	Busan Shinho Solar Power Co., Ltd.	Collateralized money invested	KRW 5,841	Korea Development Bank and others
Korea East-West Power Co., Ltd.	Seokmun Energy Co., Ltd.	Collateralized money invested	KRW 13,842	Kookmin Bank and others
		Guarantees for supplemental funding(*1)	—
Korea East-West Power Co., Ltd.	Chun-cheon Energy Co., Ltd.	Collateralized money invested	KRW 25,896	Kookmin Bank and others
		Guarantees for supplemental funding(*1)	KRW 90,800
Korea East-West Power Co., Ltd.	Honam Wind Power Co., Ltd.	Collateralized money invested	KRW 4,041	Shinhan Bank and others
		Guarantees for supplemental funding(*1)	—
Korea East-West Power Co., Ltd.	GS Donghae Electric Power Co., Ltd.	Collateralized money invested	KRW 243,772	Korea Development Bank and others
Korea East-West Power Co., Ltd.	Yeonggwangbaeksu Wind Power Co., Ltd.	Collateralized money invested	KRW 2,728	Kookmin Bank and others
Korea East-West Power Co., Ltd.	Yeonggwang Wind Power Co., Ltd.	Collateralized money invested	KRW 17,646	KDB Capital Corporation and others
Korea East-West Power Co., Ltd.	Daesan Green Energy Co., Ltd.	Collateralized money invested	KRW 21,244	IBK
		Guarantees for supplemental funding(*1)	KRW 18,989
Korea East-West Power Co., Ltd.	Taebaek Gadeoksan Wind Power Co., Ltd.	Collateralized money invested	KRW 16,495	Hana Bank and others
		Guarantees for supplemental funding(*1)	—
Korea East-West Power Co., Ltd.	PT. Tanjung Power Indonesia	Debt guarantees	USD 24,544	Sumitomo mitsui banking
		Other guarantees	USD 3,150	PT. Adaro Indonesia
		Guarantees for supplemental funding(*1)	—	Sumitomo mitsui banking and others
		Collateralized money invested	KRW 46,546	MUFG and others
Korea East-West Power Co., Ltd.	South Jamaica Power Company Limited	Performance guarantees	USD 14,400	Credit Agricole Corporate & Investment Bank Seoul
		Collateralized money invested	KRW 37,360	JCSD Trustee Services Limited and others
Korea East-West Power Co., Ltd.	DE Energia SpA	Collateralized money invested	KRW 8,921	Mirae Asset Daewoo Co., Ltd. and others
		Collateralized loans	USD 5,728
		Payment guarantees(*8)	USD 950	Hana Bank
Korea East-West Power Co., Ltd.	Bitsolar Energy Co., Ltd.	Collateralized money invested	KRW 352	Mirae Asset Life Insurance Co., Ltd. and others
Korea East-West Power Co., Ltd.	Cheongju Eco Park Co., Ltd.	Collateralized money invested	KRW 5,465	Kyobo Life Insurance Co., Ltd. and others
		Guarantees for supplemental funding(*1)	—
Korea East-West Power Co., Ltd.	Busan Industrial Solar Power Co., Ltd.	Collateralized money invested	KRW 612	Shinhan Bank and others
		Guarantees for supplemental funding(*1)	—
Korea East-West Power Co., Ltd.	Yangyang Wind Power Co., Ltd.	Collateralized money invested	KRW 11,191	Hana Bank and others
		Guarantees for supplemental funding(*1)	—
Korea East-West Power Co., Ltd.	Daewon Green Energy Co., Ltd.	Collateralized money invested	KRW 3,877	Hana Bank and others
		Guarantees for supplemental funding(*1)	—
Korea East-West Power Co., Ltd.	Goheung New Energy Co., Ltd.	Collateralized money invested	KRW 3,577	Woori Bank and others
		Guarantees for supplemental funding(*1)	—

Primary guarantor	Principal obligor	Type of guarantees	Credit limit	Creditor
In millions of won and thousands of foreign currencies

Korea Southern Power Co., Ltd.	KNH Solar Co., Ltd.	Collateralized money invested	KRW 2,278	Shinhan Bank and others
		Performance guarantees and guarantees for supplemental funding(*1)	—
Korea Southern Power Co., Ltd.	Daeryun Power Co., Ltd.	Collateralized money invested	KRW 25,426	Korea Development Bank and others
Korea Southern Power Co., Ltd.	Daegu Green Power Co., Ltd.	Collateralized money invested	KRW 24,054	Shinhan Bank and others
		Performance guarantees	—
Korea Southern Power Co., Ltd.	Kelar S.A.	Performance guarantees	USD 54,282	Hana Bank, MUFG
Korea Southern Power Co., Ltd.	Daehan Wind Power PSC	Performance guarantees	USD 1,500	Shinhan Bank
		Payment guarantees(*7)	USD 1,898	Hana Bank
Korea Southern Power Co., Ltd.	Pyeongchang Wind Power Co., Ltd.	Collateralized money invested	KRW 5,411	Woori Bank and Shinhan Bank and others
		Performance guarantees	—
Korea Southern Power Co., Ltd.	Taebaek Guinemi Wind Power Co., Ltd.	Collateralized money invested	KRW 3,357	IBK
Korea Southern Power Co., Ltd.	Samcheok Eco Materials Co., Ltd.	Payment guarantees(*2)	—	SEM Investment Co., Ltd.
Korea Southern Power Co., Ltd.	Solaseado Solar Power Co., Ltd.	Collateralized money invested	KRW 7,360	Kookmin Bank and others
Korea Southern Power Co., Ltd.	Naepo Green Energy Co., Ltd.	Collateralized money invested(*9)	—	IBK and others
		Guarantees for supplemental funding(*1)	KRW 30,000
		Guarantees for other supplemental funding and performance guarantees(*1)	—
Korea Southern Power Co., Ltd.	Omisan Wind Power Co., Ltd.	Collateralized money invested	KRW 10,634	Shinhan Bank and others
		Guarantees for supplemental funding and performance guarantees(*1)	—
Korea Southern Power Co., Ltd.	Geumsungsan Wind Power Co., Ltd.	Collateralized money invested Guarantees for supplemental funding(*1)	KRW 6,053 —	Kookmin Bank
KOSPO Chile SpA	Kelar S.A.	Collateralized money invested	KRW 86,695	Export-Import Bank of Korea and others
KOSPO Chile SpA	Chester Solar I SpA	Collateralized money invested	KRW 1,120	IBK
KOSPO Chile SpA	Chester Solar IV SpA	Collateralized money invested	—	IBK
KOSPO Chile SpA	Chester Solar V SpA	Collateralized money invested	KRW 25	IBK
KOSPO Chile SpA	Diego de Almagro Solar SpA	Collateralized money invested	KRW 362	IBK
KOSPO Chile SpA	Laurel SpA	Collateralized money invested	KRW 290	IBK
Korea Midland Power Co., Ltd.	YeongGwang Yaksu Wind Electric Co., Ltd.	Collateralized money invested	KRW 233	IBK and others
Korea Midland Power Co., Ltd.	Hyundai Green Power Co., Ltd.	Collateralized money invested	KRW 121,955	Korea Development Bank and others
Korea Midland Power Co., Ltd.	PT. Cirebon Electric Power	Debt guarantees	USD 9,955	Mizuho Bank
Korea Midland Power Co., Ltd.	PT Wampu Electric Power	Debt guarantees	USD 4,817	SMBC
Korea Midland Power Co., Ltd.	Green Energy Electricity Generation Co., Ltd.	Collateralized money invested	KRW 1,713	IBK
		Guarantees for supplemental funding and others(*1)	—	IBK and others
Korea Midland Power Co., Ltd.	Yaksu ESS Co., Ltd.	Collateralized money invested	KRW 716	IBK
Korea Midland Power Co., Ltd.	Namjeongsusang Solar Power Operation Co., Ltd.	Collateralized money invested	KRW 361	IBK
Korea Midland Power Co., Ltd.	Gwangbaek Solar Power Investment Co., Ltd.	Collateralized money invested	KRW 4,806	Kyobo Life Insurance Co., Ltd. and others
Korea Midland Power Co., Ltd.	Muan Sunshine Solar Power Plant Co., Ltd.	Collateralized money invested	KRW 1,268	IBK
Korea Midland Power Co., Ltd.	Goesan Solar park Co., Ltd.	Collateralized money invested	KRW 1,927	IBK
Korea Midland Power Co., Ltd.	Bitgoel Eco Energy Co., Ltd.	Collateralized money invested	KRW 4,356	IBK and others
		Guarantees for supplemental funding(*1)	—
Korea Midland Power Co., Ltd.	Energyco Co., Ltd. (formerly, Energyco LLC)	Collateralized money invested	KRW 1,535	Nonghyup Bank
Korea Midland Power Co., Ltd.	Jeju Gimnyeong Wind Power Co., Ltd.	Collateralized money invested	KRW 911	Nonghyup Bank
Korea Midland Power Co., Ltd.	Dongbu Highway Solar Co., Ltd.	Collateralized money invested	KRW 265	Nonghyup Bank

Primary guarantor	Principal obligor	Type of guarantees	Credit limit	Creditor
In millions of won and thousands of foreign currencies

Korea Midland Power Co., Ltd.	Seobu Highway Solar Co., Ltd.	Collateralized money invested	KRW 289	Nonghyup Bank
Korea South-East Power Co., Ltd.	Dayone Energy Co., Ltd.	Collateralized money invested(*3)	—	IBK
		Guarantees for supplemental funding and others(*1,4)	KRW 76,800	NH investment & securities Co., Ltd. and others
Korea South-East Power Co., Ltd.	RES Technology AD	Collateralized money invested	KRW 16,703	UniCredit Bulbank and others
Korea South-East Power Co., Ltd.	ASM-BG Investicii AD	Collateralized money invested	KRW 18,692	UniCredit Bulbank and others
Korea South-East Power Co., Ltd.	Expressway Solar-light Power Generation Co., Ltd.	Guarantees for supplemental funding and others	KRW 1,856	Woori Bank
Korea South-East Power Co., Ltd.	Goseong Green Power Co., Ltd.	Collateralized money invested	KRW 260,858	Kyobo Life Insurance Co., Ltd. and others
Korea South-East Power Co., Ltd.	Gangneung Eco Power Co., Ltd.	Collateralized money invested	KRW 2,288	Kyobo Life Insurance Co., Ltd. and others
Korea South-East Power Co., Ltd.	PND Solar Co., Ltd.	Collateralized money invested	KRW 1,229	IBK
Korea South-East Power Co., Ltd.	Hyundai Eco Energy Co., Ltd.	Collateralized money invested	KRW 5,572	Samsung Life Insurance and others
Korea South-East Power Co., Ltd.	Jaeun Resident Wind Power Plant Co., Ltd.	Collateralized money invested	KRW 1,958	IBK
Korea South-East Power Co., Ltd.	Chungsongmeon BongSan wind power Co., Ltd.	Collateralized money invested	KRW 3,808	Kyobo Life Insurance Co., Ltd. and others
Korea South-East Power Co., Ltd.	Yeongam Solar Power Co., Ltd.	Collateralized money invested	KRW 6,838	Kookmin Bank and others
Korea South-East Power Co., Ltd.	Samsu Wind Power Co., Ltd.	Collateralized money invested	KRW 2,828	Shinhan Bank and others
Korea South-East Power Co., Ltd.	Saemangeum Heemang Photovoltaic Co., Ltd.	Collateralized money invested	KRW 10,238	Woori Bank and others
Korea Hydro & Nuclear Power Co., Ltd.	Noeul Green Energy Co., Ltd.	Collateralized money invested	KRW 3,809	Hana Bank and others
Korea Hydro & Nuclear Power Co., Ltd.	Busan Green Energy Co., Ltd.	Collateralized money invested	KRW 5,033	Shinhan Bank and others
Korea Hydro & Nuclear Power Co., Ltd.	Go deok Clean Energy Co., Ltd.	Collateralized money invested	KRW 4,301	Kookmin Bank and others
Korea Hydro & Nuclear Power Co., Ltd.	Cheong-Song Noraesan Wind Power Co., Ltd.	Collateralized money invested	KRW 4,106	Woori Bank and others
Korea Hydro & Nuclear Power Co., Ltd.	Gwangyang Green Energy Co., Ltd.	Collateralized money invested	KRW 25,465	Shinhan Bank and others
KEPCO Plant Service & Engineering Co., Ltd.	Incheon New Power Co., Ltd.	Collateralized money invested(*6)	—	Shinhan Bank
		Guarantees for supplemental funding and others(*1)	—

(*1)	The Company guarantees to provide supplemental funding for business with respect to excessive business expenses or insufficient repayment of borrowings.

(*2)
Controlling and non-controlling common shareholders of Samcheok Eco Materials Co., Ltd. have pre-emption rights, if preferred shareholders intend to sell their shares until December 26, 2023. The promised yield of the preferred stock is guaranteed through the transaction. As of December 31, 2021, the Company has recognized derivative liabilities of ￦6,760 million related to the guarantee. Meanwhile, the Company is under an agreement with Samcheok Eco Materials Co., Ltd. that if a damage incurs related to the fulfillment of obligations pursuant to the mandatory contract of coal ash supply, compensation for the expected amount of the damage should be settled.

(*3)
The Company recognized an impairment loss on all of the equity securities of Dayone Energy Co., Ltd. before the prior year, and the acquisition cost of the securities provided as collateral is ￦47,067 million.

(*4)
Pursuant to the guarantee agreement, the Company recognized other provisions of ￦26,772 million as the possibility of economic benefit outflow to fulfill the obligation was deemed probable and the amount could be reasonably estimated.

(*5)	The common stocks of Dongducheon Dream Power Co., Ltd. held by the Company were pledged as collateral.

(*6)
The Company recognized an impairment loss on all of the equity securities of Incheon New Power Co., Ltd. during the year ended December 31, 2019, and the acquisition cost of the securities provided as collateral is ￦461 million.

(*7)	The Company provided a payment guarantee to Daehan Wind Power PSC for opening LC for Debt Service Reserve Account (DSRA).

(*8)	This includes a guarantee related to LC for debt repayment allowance provided to DE Energia SpA, a joint venture of the Company.

(*9)
The Company recognized an impairment loss on all of the equity securities of Naepo Green Energy Co., Ltd. before the prior year, and the acquisition cost of the securities provided as collateral is ￦29,200 million.

(*10)	The credit limits of guarantees to RE Holiday Holdings LLC and RE Barren Ridge 1 Holdings LLC include the credit limits of guarantees to their subsidiaries.

(8)	As of December 31, 2021, there is no financial guarantee provided by related parties.

(9)	Derivatives transactions with related parties as of December 31, 2021 are as follows:

(i)	Currency Swap

Counterparty	Contract year		Contract amounts		Contract interest rate per annum			Contract exchange rate
			Pay	Receive	Pay	Receive
	In millions of won and thousands of foreign currencies except contract exchange rate information
Korea Development Bank	2019~2024	￦	177,600	USD 150,000	1.24%	2.50%	￦	1,184.00
	2020~2025		241,320	USD 200,000	0.54%	1.13%		1,206.60
	2021~2026		118,170	USD 100,000	1.11%	1.13%		1,181.70
	2015~2025		111,190	USD 100,000	2.62%	3.25%		1,111.90
	2017~2027		111,610	USD 100,000	2.31%	3.13%		1,116.10
	2018~2028		108,600	HKD 800,000	2.69%	3.35%		135.75
	2018~2023		170,280	USD 150,000	2.15%	3.75%		1,135.20
	2019~2027		119,978	CHF 100,000	1.43%	0.05%		1,199.78
	2021~2026		111,400	USD 100,000	0.93%	1.25%		1,114.00
	2020~2026		118,910	USD 100,000	0.61%	1.00%		1,189.10
	2019~2022		112,650	USD 100,000	1.80%	3.38%		1,126.50
	2021~2026		114,230	USD 100,000	1.27%	1.25%		1,142.30
	2018~2023		320,880	USD 300,000	2.03%	3.75%		1,069.60
	2019~2022		117,340	USD 100,000	1.06%	2.38%		1,173.40
	2017~2022		113,300	USD 100,000	1.94%	2.63%		1,133.00
	2018~2023		169,335	USD 150,000	2.26%	3.88%		1,128.90
	2020~2025		122,780	USD 100,000	0.93%	1.75%		1,227.80

(ii)	Currency forward

Counterparty	Contract date	Maturity date		Contract amounts			Contract exchange rate
				Pay	Receive
	In millions of won and thousands of USD except contract exchange rate information
Korea Development Bank	2021.09.27	2022.01.07	￦	59,049	USD 50,050	￦	1,179.80

(10)
The Company considers all standing directors of the Board who serve as executive
officers responsible for planning, operations and/or control of business activities, as key management personnel, except a standing director who is a member of the Audit Committee. The Company recorded salaries and other compensations related to the key management personnel as follows:

Type		2019	2020	2021
		In millions of won
Salaries	￦	1,315	1,295	1,272
Retirement benefits		31	58	21

	￦	1,346	1,353	1,293